Summary of Nonaccrual Loans by Class (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans in nonaccrual status	$ 8,818	$ 13,799	$ 20,294
Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans in nonaccrual status		39	351
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans in nonaccrual status
Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans in nonaccrual status		2,175	9,789
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans in nonaccrual status	4,886	4,721	1,052
Residential mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans in nonaccrual status	1,280	4,187	6,928
Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans in nonaccrual status	$ 2,652	$ 2,677	$ 2,174